UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, NY  10019

13F File Number:  28-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3109

Signature, Place, and Date of Signing:

     /s/ Christine Olenchalk     New York, NY     November 02, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $228,656 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101     4198   320000 SH       Sole                   320000        0        0
ALCON INC                      COM SHS          H01301102     7211    52000 SH       Sole                    52000        0        0
AMAZON COM INC                 COM              023135106     9336   100000 SH       Sole                   100000        0        0
ANADARKO PETE CORP             COM              032511107     3325    53000 SH       Sole                    53000        0        0
APPLE INC                      COM              037833100     9064    48900 SH       Sole                    48900        0        0
ASIAINFO HLDGS INC             COM              04518A104     1418    71000 SH       Sole                    71000        0        0
BANCO SANTANDER SA             ADR              05964H105      452    28000 SH       Sole                    28000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5330   315000 SH       Sole                   315000        0        0
BED BATH & BEYOND INC          COM              075896100     1877    50000 SH       Sole                    50000        0        0
BLACKROCK INC                  COM              09247X101     9106    42000 SH       Sole                    42000        0        0
BRIGHAM EXPLORATION CO         COM              109178103      182    20000 SH       Sole                    20000        0        0
CENTRAL EUROPEAN DIST CORP     COM              153435102     4154   126800 SH       Sole                   126800        0        0
CITIGROUP INC                  COM              172967101      242    50000 SH       Sole                    50000        0        0
CITRIX SYS INC                 COM              177376100     2668    68000 SH       Sole                    68000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      464    12000 SH       Sole                    12000        0        0
CTRIP COM INTL LTD             ADR              22943F100     3527    60000 SH       Sole                    60000        0        0
CVS CAREMARK CORPORATION       COM              126650100     5718   160000 SH       Sole                   160000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     4427    72000 SH       Sole                    72000        0        0
FIRST SOLAR INC                COM              336433107     1834    12000 SH       Sole                    12000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     6637    36000 SH       Sole                    36000        0        0
GOOGLE INC                     CL A             38259P508    12000    24200 SH       Sole                    24200        0        0
HARMAN INTL INDS INC           COM              413086109      576    17000 SH       Sole                    17000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     4628   427300 SH       Sole                   427300        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5981    50000 SH       Sole                    50000        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234     7782   200000 SH       Sole                   200000        0        0
JUNIPER NETWORKS INC           COM              48203R104     3783   140000 SH       Sole                   140000        0        0
LEGG MASON INC                 COM              524901105     3413   110000 SH       Sole                   110000        0        0
LORILLARD INC                  COM              544147101     6316    85000 SH       Sole                    85000        0        0
MARRIOTT INTL INC NEW          CL A             571903202     5518   200000 SH       Sole                   200000        0        0
MASTERCARD INC                 CL A             57636Q104     7843    38800 SH       Sole                    38800        0        0
MBIA INC                       COM              55262C100      147    19000 SH       Sole                    19000        0        0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106      812    18000 SH       Sole                    18000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     6084   110000 SH       Sole                   110000        0        0
MERCADOLIBRE INC               COM              58733R102      577    15000 SH       Sole                    15000        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110      364     5000 SH       Sole                     5000        0        0
NETEASE COM INC                SPONSORED ADR    64110W102      365     8000 SH       Sole                     8000        0        0
NETGEAR INC                    COM              64111Q104      257    14000 SH       Sole                    14000        0        0
NEWFIELD EXPL CO               COM              651290108     4682   110000 SH       Sole                   110000        0        0
OCEANEERING INTL INC           COM              675232102     4143    73000 SH       Sole                    73000        0        0
ORACLE CORP                    COM              68389X105     5210   250000 SH       Sole                   250000        0        0
PHILIP MORRIS INTL INC         COM              718172109     6824   140000 SH       Sole                   140000        0        0
POSCO                          SPONSORED ADR    693483109     5509    53000 SH       Sole                    53000        0        0
PRECISION CASTPARTS CORP       COM              740189105     4910    48200 SH       Sole                    48200        0        0
PRICELINE COM INC              COM NEW          741503403     4560    27500 SH       Sole                    27500        0        0
QUALCOMM INC                   COM              747525103     5173   115000 SH       Sole                   115000        0        0
RESEARCH IN MOTION LTD         COM              760975102     5072    75000 SH       Sole                    75000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     2408   100000 SH       Sole                   100000        0        0
SALESFORCE COM INC             COM              79466L302     3416    60000 SH       Sole                    60000        0        0
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108      135    34000 SH       Sole                    34000        0        0
SILVER WHEATON CORP            COM              828336107     2140   170000 SH       Sole                   170000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102      159    12000 SH       Sole                    12000        0        0
ST JOE CO                      COM              790148100      582    20000 SH       Sole                    20000        0        0
STAPLES INC                    COM              855030102     3599   155000 SH       Sole                   155000        0        0
TESORO CORP                    COM              881609101     2771   185000 SH       Sole                   185000        0        0
UNILEVER N V                   N Y SHS NEW      904784709     4329   150000 SH       Sole                   150000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113      192   105000 SH       Sole                   105000        0        0
VECTOR GROUP LTD               COM              92240M108      283    18170 SH       Sole                    18170        0        0
VIRGIN MEDIA INC               COM              92769L101      487    35000 SH       Sole                    35000        0        0
VISA INC                       COM CL A         92826C839     9102   131700 SH       Sole                   131700        0        0
WELLS FARGO & CO NEW           COM              949746101     5354   190000 SH       Sole                   190000        0        0